10. Intangible assets, net (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 ZHEJIANG	Dec. 31, 2011 ZHEJIANG
Patents	2,750	2,850
Others	165	161
Gross	2,915	3,011
Less: Accumulated amortisation	(665)	(318)
Net	2,250	2,693
Amortisation expense	395	164	134